Deferred Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax expense (income) [abstract]
Applicable tax rate	33.99%	33.99%	33.99%